Taxes Payable (Policies)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Description of accounting policy for taxes payable [Policy Text Block]	Accounting policies Taxes payable represent tax obligations arising from the Company’s operating activities, mainly from the transport of passengers and cargo.